Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Sales	£ 4,513	£ 4,552	£ 4,468
Non-current assets	3,746	5,136
Continuing operations [member]
Disclosure of geographical areas [line items]
Sales	4,513	4,552	4,468
Non-current assets	3,746	5,136
Continuing operations [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	384	393	421
Non-current assets	796	946
Continuing operations [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	262	255	246
Non-current assets	128	134
Continuing operations [member] | United States [member]
Disclosure of geographical areas [line items]
Sales	2,770	2,829	2,800
Non-current assets	2,247	3,351
Continuing operations [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	126	118	107
Non-current assets	240	268
Continuing operations [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	643	632	590
Non-current assets	151	205
Continuing operations [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	328	325	304
Non-current assets	£ 184	£ 232
Discontinued operations [member]
Disclosure of geographical areas [line items]
Sales			312
Discontinued operations [member] | UK [member]
Disclosure of geographical areas [line items]
Sales			134
Discontinued operations [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales			64
Discontinued operations [member] | United States [member]
Disclosure of geographical areas [line items]
Sales			72
Discontinued operations [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales			2
Discontinued operations [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales			35
Discontinued operations [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales			£ 5